UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number  811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:   650 312-2000

Date of fiscal year end:  5/31

Date of reporting period:  11/30/18

Item 1.   Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter

November 30, 2018

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended November 30, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to strengthen and the unemployment rate declined. Accordingly, the U.S. Federal Reserve (Fed), under chairman Jerome Powell, increased its federal funds rate by 0.25% at both its June and September 2018 meetings, bringing the rate from 1.75% at the start of the period to 2.25% by period-end. In its September meeting, the Fed cited growing business investment and household spending as further evidence of strong economic growth. The Fed also stated inflation remained stable and longer-term inflation expectations had changed little. The Fed kept the federal funds rate unchanged at its November meeting, and comments by the chairman near period-end suggested the pace of future rate increases could slow.

During the six-month period, the municipal bond market posted modest performance that was better than other U.S. fixed income classes, with generally higher returns for shorter-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, increased employment, the strength of the U.S. economy and international political concerns. Against the backdrop of rising interest rates and increasing market volatility, municipal bonds performed relatively well compared to other fixed income sectors, as supply and demand patterns remained favorable overall.

Franklin Municipal Securities Trust’s semiannual report, covering Franklin California High Yield Municipal Fund and Franklin Tennessee Municipal Bond Fund, includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Funds, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us or your

Not FDIC Insured | May Lose Value | No Bank Guarantee

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financial advisor when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Municipal Securities Trust

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of November 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Municipal Bond Market Overview

The financial markets experienced volatility during the six-month reporting period due to trade concerns and geopolitical stress. The municipal bond market outperformed the U.S. Treasury and corporate bond markets but underperformed U.S. equity markets. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +0.42% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, had a -0.17% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, had a -1.25% total return.1 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, outperformed the fixed income markets with a +3.02% total return.1 In times of equity market volatility, we believe it is important to remember that historically, municipal bonds offer a low correlation to stocks and can help partially offset stock declines in a balanced portfolio.

Municipal bonds with longer maturities generally underperformed bonds with shorter maturities during the six-month period. High yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +0.69% total return, compared with a +0.42% total return for the Bloomberg Barclay Municipal Bond Index.1

Municipal issuance during the reporting period totaled $180 billion, approximately a 15% decline from total issuance for the same time frame in 2017.2 The fourth quarter of the calendar year is typically a heavy period for municipal bond issuance, and that has been the case so far in 2018, with October and November issuance reaching approximately $60 billion.2 On a year-over-year basis, issuance remains diminished as the Tax Cuts and Jobs Act of 2017 eliminated advanced refundings beginning in January 2018. Year-to-date 2018 issuance is $312 billion, which represents approximately a 16% decline from the same time period in 2017.2 In addition, when accounting for bonds taken out of the market due to maturity or bond calls, year-to-date net issuance is -$40 billion.3

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its June and September 2018 meetings. The target range stood at 2.00%–2.25% at period-end. The Fed also increased the discount rate 0.25% at both the June and September 2018 meetings, to finish the period at 2.75%. After the Fed’s anticipated September rate hike, it noted in its press release that “the labor market has continued to strengthen and that economic activity has been rising at a strong rate.” In total, the Fed raised the target range three times in 2017 (March, June and December), as well as three times so far in 2018 (March, June and September).

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. Source: The Bond Buyer, Thompson Reuters.

3. Source: Barclays Municipal Credit Research.

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Franklin California High Yield Municipal Fund

This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in municipal securities in any rating category, including higher-yielding, lower-rated securities, that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with its principal goal.

Credit Quality Composition*

11/30/18

Ratings	% of Total Investments

AAA	1.05%

AA	17.05%

A	20.13%

BBB	17.97%

Below Investment Grade	7.91%

Refunded	9.33%

Not Rated	26.56%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.70 on September 10, 2018, to $10.52 on November 30, 2018. The Fund’s Class A shares paid dividends totaling 8.61 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’

distribution rate was 3.60% based on an annualization of November’s 3.30 cent per share dividend and the maximum offering price of $10.99 on November 30, 2018. An investor in the 2018 maximum combined effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to earn a distribution rate of 7.68% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Dividend Distributions*

6/1/18–11/30/18

	Dividend per Share (cents)
Month	Class A**	Class A1	Class C	Class R6	Advisor Class

June	—	3.28	2.79	3.39	3.36
July	—	3.28	2.79	3.39	3.36
August	—	3.31	2.82	3.42	3.39
September	2.06	3.36	2.86	3.47	3.44
October	3.25	3.39	2.89	3.50	3.47
November	3.30	3.44	2.94	3.55	3.52
Total	8.61	20.06	17.09	20.72	20.54

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 9/10/18, the Fund began offering Class A shares. See the prospectus for details.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

California’s large and diverse economy continued to expand during the six months under review. High profile educational institutes and an innovative business environment supported the

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

state’s expansion. Unemployment slightly decreased from 4.2% in May 2018 to 4.1% at period-end, which was higher than the 3.7% national rate.3

California’s fiscal year 2018 budget, which ended June 30, extended the state’s recent track record of balanced fiscal operations. Highlights of the budget were increased spending for general fund expenditures, education, Medi-Cal funding and pension contributions. The state continued to make deposits to its budget stabilization account, resulting in large budget reserves. The state’s budget for fiscal year 2019, which started in July, mirrored the 2018 budget, with continued deposits to reserve funds and increased spending for general fund expenditures, education and Medi-Cal. State pension contributions also continued to rise, representing a persistent source of fiscal pressure.

California’s net tax-supported debt was $2,188 per capita and 3.9% of personal income, compared with the $987 and 2.3% national medians, respectively.4 During the period under review, independent credit rating agency Standard & Poor’s (S&P) affirmed California’s general obligations bonds rating of AA- with a stable outlook.5 The rating reflected S&P’s view on the state’s diverse and expanding economy, demonstrated commitment to paying down budgetary debts, solid budgetary reserve levels, strong liquidity, and declining, though moderately high, debt ratios. In contrast, S&P cited several challenges to the state, including the persistently high cost of housing, difficult-to-forecast revenues, minimal funding of retiree health care benefits, and a large backlog of deferred maintenance and infrastructure needs. The stable outlook reflected S&P’s view that California has brought its finances into structural alignment. However, the state is vulnerable to an unanticipated economic downturn and uncertainty about the new governor’s commitment to maintaining fiscal balance.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or

Portfolio Composition

11/30/18

% of Total
Investments

Tax-Supported	23.73%
Transportation	13.98%
Hospital & Health Care	12.64%
Refunded	11.53%
General Obligation	10.57%
Other Revenue	9.81%
Utilities	6.60%
Higher Education	4.06%
Housing	3.05%
Subject to Government Appropriations	3.02%
Corporate-Backed	1.01%

derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that have an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, we favored the use of longer-term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

3. Source: U.S. Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, States - US: Medians – State debt continues to slow growth trend, 4/24/18.

5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Performance Summary as of November 30, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A3
6-Month	+0.15%	-4.11%
1-Year	+1.24%	-3.06%
5-Year	+30.14%	+4.50%
10-Year	+105.30%	+6.99%

Advisor
6-Month	+0.04%	+0.04%
1-Year	+1.28%	+1.28%
5-Year	+30.81%	+5.52%
10-Year	+107.38%	+7.57%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]

A	3.60%	7.68%	2.87%	6.12%
Advisor	4.01%	8.55%	3.23%	6.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	11/30/18	9/10/18	5/31/18	Change

A(FCQAX)	$10.52	$10.70	N/A	-$0.18
A1 (FCAMX)	$10.50	N/A	$10.70	-$0.20
C (FCAHX)	$10.59	N/A	$10.78	-$0.19
R6 (FCAQX)	$10.54	N/A	$10.74	-$0.20
Advisor (FVCAX)	$10.53	N/A	$10.73	-$0.20

Distributions (6/1/18–11/30/18)

Share Class	Net Investment Income

A (9/10/18–11/30/18)	$0.0861
A1	$0.2006
C	$0.1709
R6	$0.2072
Advisor	$0.2054

Total Annual Operating Expenses7

Share Class

A	0.80%
Advisor	0.55%

See page 9 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/18.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/18 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18[1]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[2,3,4]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[3,4]	Net Annualized Expense Ratio[4]
A	$1,000	$ 991.60	$1.81	$1,020.96	$4.15	0.82%
A1	$1,000	$1,000.90	$3.36	$1,021.71	$3.40	0.67%
C	$1,000	$ 998.20	$6.11	$1,018.95	$6.17	1.22%
R6	$1,000	$1,000.60	$2.71	$1,022.36	$2.74	0.54%
Advisor	$1,000	$1,000.40	$2.86	$1,022.21	$2.89	0.57%

1. For Classes A1, C, R6 and Advisor, 6/1/18 for Actual and Hypothetical. For Class A, 9/10/18 for Actual and 6/1/18 for Hypothetical.

2. For Classes A1, C, R6 and Advisor, 6/1/18–11/30/18. For Class A, 9/10/18–11/30/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 81/365 for Actual Class A expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

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Franklin Tennessee Municipal Bond Fund

This semiannual report for Franklin Tennessee Municipal Bond Fund covers the period ended November 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investing and the preservation of capital, by investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

11/30/18

Ratings	% of Total Investments

AAA	2.68%

AA	56.23%

A	16.64%

BBB	5.44%

Below Investment Grade	1.40%

Refunded	16.28%

Not Rated	1.33%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.74 on September 10, 2018, to $10.65 on November 30, 2018. The Fund’s Class A shares paid dividends totaling 7.00 cents per share for the reporting period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.86% based on an annualization of November’s 2.65 cent per share dividend and the maximum offering price of $11.12 on November 30, 2018. An investor in the 2018 maximum combined effective federal and Tennessee personal income tax bracket of 43.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 5.09% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Dividend Distributions*

6/1/18–11/30/18

	Dividend per Share (cents)
Month	Class A**	Class A1	Class R6	Advisor Class

June	—	2.69	2.79	2.77
July	—	2.69	2.79	2.77
August	—	2.69	2.79	2.77
September	1.70	2.79	2.91	2.88
October	2.65	2.79	2.91	2.88
November	2.65	2.79	2.91	2.88
Total	7.00	16.44	17.10	16.95

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 9/10/18, the Fund began offering A Class shares. See the prospectus for details.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

Over the six months under review, Tennessee’s economy continued to grow, though mostly in the areas of trade and manufacturing. The state is a distribution and manufacturing hub partly due to its access to the Mississippi River, transportation network and abundant supply of land.

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 42.

franklintempleton.com	Semiannual Report	11

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Tennessee’s unemployment rate slightly increased from 3.5% in May 2018 to 3.6% at period-end but remained below the nation’s 3.7% average.3

Tennessee’s fiscal year 2018 budget included modest spending reductions and additional funding for the rainy day reserve. Furthermore, the enacted budget featured funding for state employee pay increases, employee retirement program and other post-employment benefits, and education. The state approved increases in the gas tax, vehicle fees and the alternative fuels tax. Conversely, the state reduced certain taxes, including the sales tax on food and the tax rate on dividends and interest income. The state’s budget for fiscal year 2019, which began July 1, includes increased spending on K-12 and higher education, infrastructure and the state’s Medicaid system.

Tennessee’s net tax-supported debt was relatively low at $312 per capita and 0.7% of personal income, compared with the $987 and 2.3% national medians, respectively.4 During the period under review, independent credit rating agency Standard & Poor’s (S&P) maintained the state’s general obligations bonds AAA rating with a stable outlook.5 The rating reflected S&P’s view of the state’s sustained growth, financial flexibility, strong financial management practices and performance, robust pension funding practices and low debt burden. The outlook reflected S&P’s view of Tennessee’s strong management of its long-term liabilities and anticipated economic growth, supported by its growing reserves and employment. S&P considers a sharp downturn in the state’s economy unlikely in the next two years.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Portfolio Composition
11/30/18
% of Total Investments
Utilities	26.68%
Hospital & Health Care	19.25%
Refunded	16.77%
Higher Education	9.55%
General Obligation	9.22%
Transportation	7.96%
Housing	5.27%
Other Revenue	4.71%
Subject to Government Appropriations	0.59%

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that have an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, we favored the use of longer-term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: U.S. Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, States - US: Medians – State debt continues to slow growth trend, 4/24/18.

5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

12	Semiannual Report	franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Performance Summary as of November 30, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A3 6-Month	+0.19%	-4.07%

1-Year	+0.65%	-3.62%

5-Year	+13.99%	+1.77%

10-Year	+50.82%	+3.74%

Advisor[4] 6-Month	+0.27%	+0.27%

1-Year	+0.79%	+0.79%

5-Year	+14.32%	+2.71%

10-Year	+51.17%	+4.22%

Share Class	Distribution Rate[5]	Taxable Equivalent Distribution Rate[6]	30-Day Standardized Yield[7]	Taxable Equivalent 30-Day Standardized Yield[6]
A	2.86%	5.09%	2.09%	3.72%
Advisor	3.25%	5.78%	2.39%	4.25%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	13

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	11/30/18	9/10/18	5/31/18	Change
A (FTQMX)	$10.65	$10.74	N/A	-$ 0.09
A1 (FRTIX)	$10.64	N/A	$10.79	-$ 0.15
R6 (FTMQX)	$10.64	N/A	$10.79	-$ 0.15
Advisor (FTMZX)	$10.65	N/A	$10.79	-$ 0.14

Distributions (6/1/18–11/30/18)

Share Class	Net Investment Income
A (9/10/18–11/30/18)	$0.0700
A (9/10/18–11/30/18)	$0.0700
A1	$0.1644
R6	$0.1710
Advisor	$0.1695

Total Annual Operating Expenses8

Share Class
A	0.90%
Advisor	0.65%

See page 15 for Performance Summary footnotes.

14	Semiannual Report	franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Effective 9/15/16, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 9/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -0.40% and -0.18%.

5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/18.

6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/18 for the maximum combined effective federal and Tennessee state personal income tax rate of 43.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	15

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18[1]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[2,3,4]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[3,4]	Net Annualized Expense Ratio[4]
A	$1,000	$ 998.40	$2.04	$1,020.46	$4.66	0.92%
A1	$1,000	$1,001.30	$3.86	$1,021.21	$3.90	0.77%
R6	$1,000	$1,001.90	$3.16	$1,021.91	$3.19	0.63%
Advisor	$1,000	$1,002.70	$3.36	$1,021.71	$3.40	0.67%

1. For Classes A1, R6 and Advisor, 6/1/18 for Actual and Hypothetical. For Class A, 9/10/18 for Actual and 6/1/18 for Hypothetical.

2. For Classes A1, R6 and Advisor, 6/1/18–11/30/18. For Class A, 9/10/18–11/30/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 81/365 for Actual Class A expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

16	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights

Franklin California High Yield Municipal Fund

Period Ended November 30, 2018 (unaudited)[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.70

Income from investment operations[b]:

Net investment income[c]	0.09

Net realized and unrealized gains (losses)	(0.18)

Total from investment operations	(0.09)

Less distributions from net investment income.	(0.09)

Net asset value, end of period	$10.52

Total return[d]	(0.84)%

Ratios to average net assets[e]

Expenses[f]	0.82%

Net investment income	3.59%

Supplemental data

Net assets, end of period (000’s)	$85,521

Portfolio turnover rate.	12.00%

aFor the period September 10, 2018 (effective date) to November 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.70	$10.89	$11.10	$10.65	$10.42	$10.59

Income from investment operations[a]:

Net investment income[b]	0.20	0.39	0.40	0.41	0.44	0.49

Net realized and unrealized gains (losses)	(0.20)	(0.19)	(0.22)	0.46	0.24	(0.18)

Total from investment operations	—	0.20	0.18	0.87	0.68	0.31

Less distributions from net investment income	(0.20)	(0.39)	(0.39)	(0.42)	(0.45)	(0.48)

Net asset value, end of period	$10.50	$10.70	$10.89	$11.10	$10.65	$10.42

Total return[c]	0.09%	1.92%	1.71%	8.37%	6.63%	3.22%

Ratios to average net assets[d]

Expenses	0.67% [e]	0.66%	0.63%	0.65%	0.63%	0.63%

Net investment income	3.74%	3.63%	3.66%	3.83%	4.17%	4.95%

Supplemental data

Net assets, end of period (000’s)	$1,349,924	$1,378,169	$1,377,514	$1,442,703	$1,294,192	$1,203,532

Portfolio turnover rate	12.00%	11.08%	19.73%	12.23%	11.98%	22.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.78	$10.97	$11.17	$10.72	$10.49	$10.65

Income from investment operations[a]:

Net investment income[b]	0.17	0.33	0.34	0.36	0.39	0.44

Net realized and unrealized gains (losses)	(0.19)	(0.19)	(0.21)	0.45	0.23	(0.18)

Total from investment operations	(0.02)	0.14	0.13	0.81	0.62	0.26

Less distributions from net investment income	(0.17)	(0.33)	(0.33)	(0.36)	(0.39)	(0.42)

Net asset value, end of period	$10.59	$10.78	$10.97	$11.17	$10.72	$10.49

Total return[c]	(0.18)%	1.34%	1.22%	7.73%	6.01%	2.74%

Ratios to average net assets[d]

Expenses	1.22% [e]	1.21%	1.18%	1.20%	1.18%	1.18%

Net investment income	3.19%	3.08%	3.11%	3.28%	3.62%	4.40%

Supplemental data

Net assets, end of period (000’s)	$252,469	$327,022	$358,308	$377,550	$326,456	$278,775

Portfolio turnover rate	12.00%	11.08%	19.73%	12.23%	11.98%	22.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.74	$10.88

Income from investment operations[b]:

Net investment income[c]	0.21	0.35

Net realized and unrealized gains (losses)	(0.20)	(0.15)

Total from investment operations	0.01	0.20

Less distributions from net investment income	(0.21)	(0.34)

Net asset value, end of period	$10.54	$10.74

Total return[d]	0.06%	1.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.55%	0.55%

Expenses net of waiver and payments by affiliates	0.54% [f]	0.53%

Net investment income	3.87%	3.76%

Supplemental data

Net assets, end of period (000’s)	$18,384	$13,004

Portfolio turnover rate.	12.00%	11.08%

aFor the period August 1, 2017 (effective date) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.73	$10.91	$11.12	$10.67	$10.44	$10.61

Income from investment operations[a]:

Net investment income[b]	0.20	0.40	0.41	0.43	0.45	0.50

Net realized and unrealized gains (losses)	(0.19)	(0.18)	(0.22)	0.45	0.24	(0.18)

Total from investment operations	0.01	0.22	0.19	0.88	0.69	0.32

Less distributions from net investment income	(0.21)	(0.40)	(0.40)	(0.43)	(0.46)	(0.49)

Net asset value, end of period	$10.53	$10.73	$10.91	$11.12	$10.67	$10.44

Total return[c]	0.04%	2.10%	1.80%	8.46%	6.73%	3.32%

Ratios to average net assets[d]

Expenses	0.57% [e]	0.56%	0.53%	0.55%	0.53%	0.53%

Net investment income	3.84%	3.73%	3.76%	3.93%	4.27%	5.05%

Supplemental data

Net assets, end of period (000’s)	$737,911	$748,355	$720,890	$635,463	$474,392	$315,131

Portfolio turnover rate	12.00%	11.08%	19.73%	12.23%	11.98%	22.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin California High Yield Municipal Fund

	Units	Value

Common Stocks and Other Equity Interests (Cost $—) 0.0%
Consumer Discretionary 0.0%
[a,b,c] 1155 Island Avenue LLC, LP.	7,830,849	$—

	Principal Amount
Municipal Bonds 97.0%
California 93.5%
ABAG Finance Authority for Nonprofit Corporations Revenue, Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	$7,500,000	8,051,325
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,501,640
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,355,445
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,815,000	2,815,732
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,150,000	3,207,393
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,940,000	1,949,079
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,590,000	1,596,471
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/42	10,000,000	2,442,200
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	15,000,000	17,116,800
Beaumont USD, GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 6.00%, 8/01/41	1,925,000	2,136,538
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, Series A, 6.25%, 9/01/35.	5,000,000	5,016,400
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,000,720
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	8,965,350
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	4,989,600
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,318,401
El Camino Hospital, 4.00%, 2/01/42	6,500,000	6,523,595
El Camino Hospital, 5.00%, 2/01/42	5,000,000	5,510,550
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	5,000,000	5,129,250
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	25,195,750
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	7,732,442
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,925,000	29,425,255
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	9,498,670
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.25%, 2/01/24	5,000,000	5,029,400
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29	7,000,000	7,042,560
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	10,600,000	10,666,462
California Municipal Finance Authority Education Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,059,530
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,831,165
California Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,084,340
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,289,592
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,742,795
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	2,900,000	2,796,354
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,167,360

22	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority Mobile Home Park Revenue, (continued)
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	$4,000,000	$4,739,680
California PFAR,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,172,358
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,268,600
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/27	1,125,000	1,180,868
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/32	825,000	849,907
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/37	1,325,000	1,341,536
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/47	4,915,000	4,899,960
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,614,975
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,062,100
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,151,238
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/37	1,485,000	1,527,590
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/44	2,805,000	2,860,960
Ednovate-Obligated Group, 5.00%, 6/01/48	1,000,000	1,011,720
Ednovate-Obligated Group, 5.00%, 6/01/56	1,710,000	1,718,208
Larchmont Charter School Project, Series A, 5.00%, 6/01/55	2,050,000	2,074,026
Rocketship Education-Obligated Group, Series A, 5.00%, 6/01/34	750,000	769,290
Rocketship Education-Obligated Group, Series A, 5.125%, 6/01/47	845,000	859,450
Rocketship Education-Obligated Group, Series A, 5.25%, 6/01/52	980,000	998,208
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/30	315,000	328,498
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/37	360,000	367,488
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/47	1,720,000	1,737,768
Summit Public Schools-Obligated Group, 5.00%, 6/01/47	1,500,000	1,581,675
California School Finance Authority Educational Facility Revenue,
River Springs Charter School, Series A, 5.00%, 7/01/30	2,000,000	2,109,720
River Springs Charter School, Series A, 5.00%, 7/01/37	2,000,000	2,057,520
River Springs Charter School, Series A, 5.00%, 7/01/47	1,975,000	2,009,365
River Springs Charter School, Series A, 5.00%, 7/01/52	1,340,000	1,353,909
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	10,514,200
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/35	2,525,000	2,669,682
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/38	1,000,000	1,067,400
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/45	3,500,000	3,650,640
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/48	1,750,000	1,848,718
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,283,052
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,764,026
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,597,845
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/43	3,200,000	3,466,560
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/48	4,500,000	4,853,025
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/44	5,000,000	5,569,750
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/48	5,000,000	5,552,050
Chapman University, 5.00%, 4/01/40	5,000,000	5,508,850
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	9,407,290

franklintempleton.com	Semiannual Report	23

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue, (continued)
University of the Pacific, Refunding, 5.00%, 11/01/36	$3,000,000	$3,358,800
University of San Francisco, Pre-Refunded, 6.125%, 10/01/36	980,000	1,094,190
University of San Francisco, Refunding, 6.125%, 10/01/36	1,020,000	1,140,350
California State GO,
Various Purpose, 6.00%, 11/01/39	13,000,000	13,464,880
Various Purpose, FGIC Insured, 6.00%, 8/01/19.	10,000	10,070
Various Purpose, Refunding, 5.00%, 3/01/45	3,900,000	4,286,451
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	466,875
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,452,864
California State Municipal Finance Authority Charter School Revenue,
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	2,675,000	2,739,735
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/46	2,775,000	2,793,648
The Palmdale Aerospace Academy Project, Series A, 3.875%, 7/01/28	1,400,000	1,382,864
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,048,770
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	2,837,340
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/38	1,100,000	1,133,726
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	1,788,675
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,701,563
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/49	1,800,000	1,836,954
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,226,060
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,105,790
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,683,750
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,430,050
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	10,903,500
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/40	5,000,000	5,390,750
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	9,870,200
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.00%, 11/01/36	1,395,000	1,280,777
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.50%, 11/01/46	1,600,000	1,514,784
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	2,870,490
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,301,300
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,381,192
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,181,676
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	10,970,269
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,175,140
LINXS APM Project, senior lien, Series A, 4.00%, 12/31/47	20,000,000	19,192,600
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,173,579
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,105,272
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,168,510
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,443,103
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,739,200
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	5,516,600
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	641,790
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,420,917

24	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	$3,500,000	$3,606,575
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	13,372,970
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	6,870,370
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,092,957
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,895,491
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	16,771,608
[d] California Statewide CDA Hospital Revenue, Methodist Hospital of Southern California, Refunding, 5.00%, 1/01/48	5,000,000	5,351,950
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	810,368
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,083,488
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,161,550
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,215,366
California Baptist University, Refunding, Series A, 5.00%, 11/01/32	1,135,000	1,244,266
California Baptist University, Refunding, Series A, 5.00%, 11/01/41	1,875,000	2,008,481
California Baptist University, Series A, 5.125%, 11/01/23	715,000	756,985
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,767,558
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,546,113
California Baptist University, Series A, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,437,550
California Baptist University, Series A, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,181,970
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,016,200
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,907,920
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	6,702,000
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,623,354
Huntington Memorial Hospital, 5.00%, 7/01/43	1,500,000	1,659,855
Huntington Memorial Hospital, 4.00%, 7/01/48	7,000,000	7,020,510
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,798,123
Insured Senior Living Health Facility, Los Angeles Jewish Home for the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,687,993
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	11,289,141
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	8,955,868
Loma Linda University Medical Center, Series A, 5.00%, 12/01/36	9,255,000	9,614,001
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	1,245,000	1,279,897
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	6,745,050
Loma Linda University Medical Center, Series A, 5.50%, 12/01/58	27,660,000	29,445,730
Marin General Hospital, Green Bonds, Series A, 4.00%, 8/01/45	2,400,000	2,402,736
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	9,278,405
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,135,360
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,035,361
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,395,000	2,476,502
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	2,205,000	2,217,943
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,080,840
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	1,975,000	2,071,815
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/38	2,150,000	2,273,905
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,323,417
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,460,000	2,555,153
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/47	3,750,000	3,935,587
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,480,000	3,753,110

franklintempleton.com	Semiannual Report	25

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/38	$3,000,000	$3,165,540
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/43	5,095,000	5,347,152
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,710,000	2,891,651
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/48	5,000,000	5,227,250
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/37	5,135,000	5,541,897
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/47	1,785,000	1,912,788
Viamonte Senior Living 1 Project, Series A, California Mortgage Insured, 4.00%, 7/01/43	650,000	656,195
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/36	1,000,000	1,068,270
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/45	1,500,000	1,591,425
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	982,494
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,332,445
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,144,680
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,125,000	10,596,896
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%, 5/15/40	1,500,000	1,620,825
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A, 5.00%, 5/15/42	960,000	1,044,000
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,297,093
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,066,080
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42	8,000,000	8,930,800
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47	5,000,000	5,710,700
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	9,813,300
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,707,671
Ceres USD,
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/39	6,450,000	1,602,180
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/40	6,730,000	1,555,370
Chatom USD, GO, Stanislaus County, Capital Appreciation, Election of 2006, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,837,930
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,758,407
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,641,360
Chula Vista CFD Special Tax No. 16-I,
Improvement Area No. 1, 5.00%, 9/01/43	1,000,000	1,084,170
Improvement Area No. 1, 5.00%, 9/01/48	1,185,000	1,281,743
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,126,149
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,539,719
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	6,295,000	4,864,335
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,222,520
GO, Capital Appreciation, Election of 2004, Series A, Pre-Refunded, zero cpn., 8/01/27	1,205,000	956,927

26	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/42	$8,500,000	$3,172,115
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/43	3,000,000	1,066,110
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27	3,085,000	3,186,034
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,134,240
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	2,255,000	2,345,245
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,610,510
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,829,234
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	755,000	723,230
Corona CFD No. 2018-1 Special Tax,
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/38	1,200,000	1,282,236
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/48	1,000,000	1,060,220
Corona-Norco USD, Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	500,000	547,770
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%, 9/02/33	4,225,000	4,115,615
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,492,400
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,053,030
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,268,629
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects, Series B, Pre-Refunded, 7.75%, 10/01/27	3,795,000	4,406,109
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,720,000	4,547,862
Dana Point CFD Special Tax No. 2006-1, 5.00%, 9/01/38	1,000,000	1,037,490
5.00%, 9/01/45	2,500,000	2,587,200
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,130,240
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,225,893
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	28,450,000	16,950,225
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/27	1,000,000	1,088,250
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,671,613
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	4,791,330
El Dorado County Special Tax,
CFD No. 2014-1, Carson Creek, 4.00%, 9/01/43	1,250,000	1,219,213
CFD No. 2014-1, Carson Creek, 5.00%, 9/01/48	2,850,000	3,047,476
El Rancho USD, GO, Los Angeles County, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,666,776
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, Pre-Refunded, 6.00%, 9/01/32	1,200,000	1,212,912
CFD No. 3, North Cordelia General Improvements, Pre-Refunded, 6.00%, 9/01/37	5,810,000	5,872,516
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,597,710
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,795,427

franklintempleton.com	Semiannual Report	27

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Folsom Ranch Financing Authority Special Tax Revenue,
5.00%, 9/01/47	$3,000,000	$3,194,220
CFD No. 20, Russell Ranch, 5.00%, 9/01/28	600,000	671,712
CFD No. 20, Russell Ranch, 5.00%, 9/01/33	530,000	581,823
CFD No. 20, Russell Ranch, 5.00%, 9/01/38	850,000	917,261
CFD No. 20, Russell Ranch, 5.00%, 9/01/48	1,675,000	1,797,744
Fontana Special Tax,
CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,069,290
CFD No. 81, Gabriella, 4.00%, 9/01/43	1,000,000	975,370
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	25,226,250
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	10,208,890
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	45,834,400
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	23,957,250
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	4,964,232
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,461,302
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Series A, 5.00%, 6/01/45	37,630,000	40,904,939
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	7,857,000
Asset-Backed, Refunding, Series A-1, 5.25%, 6/01/47	63,500,000	63,167,260
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	12,750,000	12,240,127
Asset-Backed, Senior, Refunding, Series A-2, 5.30%, 6/01/37	5,000,000	5,015,750
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,019,100
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,229,854
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,158,459
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,168,562
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre- Refunded, zero cpn., 8/01/44	30,000,000	4,622,700
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn., 8/01/49	10,000,000	2,796,200
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 6.75%, 8/01/40	3,500,000	4,496,205
Imperial County Special Tax, CFD No. 98-1, 6.50%, 9/01/31	5,605,000	5,610,325
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/45	2,465,000	2,587,412
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/50	2,000,000	2,087,400
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,144,242
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,095,776
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,309,050
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,158,622
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,305,819
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,292,375
Refunding, Series A, 5.00%, 9/01/44	9,000,000	9,684,450

28	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	$1,000,000	$1,057,090
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,582,485
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,893,990
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/43	2,500,000	2,717,750
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/48	4,250,000	4,607,722
CFD No. 2013-3, Great Park, Improvement Area No. 8, AGMC Insured, 5.00%, 9/01/51	1,250,000	1,383,338
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,702,561
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/45	2,000,000	2,141,620
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/49	2,000,000	2,135,540
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	751,702
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,073,860
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,665,650
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,069,290
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,205,215
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,067,770
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,418,690
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,292,720
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,224,400
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,485,365
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,478,248
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	1,847,514
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,383,131
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,445,060
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,470,000
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30% thereafter, 8/01/40	1,140,000	943,418
Lammersville Joint USD Special Tax, CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/47	4,000,000	4,252,920
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,597,650
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/34	2,000,000	2,068,080
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/39	2,000,000	2,068,080
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	7,404,229
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,086,497
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,145,339
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,147,842
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,786,963
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,165,000	1,231,125
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	850,370
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,046,260
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	5,166,850

franklintempleton.com	Semiannual Report	29

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	$4,630,000	$5,401,914
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,410,864
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,770,165
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,689,300
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,388,310
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,043,970
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,306,150
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	5,751,571
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	6,933,825
Menifee USD Special Tax,
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/43	1,000,000	1,076,620
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/48	1,500,000	1,609,920
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%, 9/01/39	6,250,000	6,471,375
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,363,400
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,498,970
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	44,303,326
Murrieta CFD No. 2005-5 Special Tax, Golden City, Improvement Area B, 5.00%, 9/01/48	3,740,000	4,004,755
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,291,960
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,623,924
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,343,558
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,628,900
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,093,177
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,668,330
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42	1,000,000	1,067,010
New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	531,615
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,169,553
Orange County CFD No. 2015-1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,530,000	1,646,005
Village of Esencia, Series A, 5.25%, 8/15/45	5,000,000	5,382,000
Orange County CFD No. 2017-1 Special Tax,
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/42	6,230,000	6,684,852
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/47	10,000,000	10,688,800
Orchard School District GO, Election of 2001, Series B, AGMC Insured, Pre-Refunded, 6.00%, 8/01/36	3,000,000	3,208,950
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	14,737,520
6.125%, 9/15/40	1,500,000	1,593,030
Palomar Health COP,
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/38	5,000,000	4,867,850
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/47	7,000,000	6,565,370
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	6,250,000	6,646,812
Refunding, 5.00%, 11/01/42	5,000,000	5,279,650

30	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Palomar Pomerado Health COP,
Pre-Refunded, 6.00%, 11/01/30	$10,000,000	$10,798,000
Pre-Refunded, 6.75%, 11/01/39	15,550,000	16,248,661
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/51.	25,000,000	2,993,750
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	4,675,200
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,830,885
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,195,000	4,245,969
CFD No. 2014-1, Improvement Area No. 2, Avelina, Series A, 4.00%, 9/01/48	2,530,000	2,431,912
May Farms, Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,132,717
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	3,989,328
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,349,622
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	5,670,000	5,720,350
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,891,620
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,262,600
Porterville PFA Sewer Revenue, Series A, Pre-Refunded, 5.625%, 10/01/36	5,000,000	5,521,400
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/30	3,500,000	4,228,140
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,125,060
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,276,056
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,325,425
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	2,928,502
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	5,289,020
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,590,042
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	13,599,430
Rio Vista CFD No. 2018-1 Special Tax,
Liberty Community, Refunding, 5.00%, 9/01/33	1,625,000	1,777,750
Liberty Community, Refunding, 5.00%, 9/01/38	1,000,000	1,080,800
Liberty Community, Refunding, 5.00%, 9/01/48	1,190,000	1,275,228
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	2,962,533
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	3,050,600
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,620,596
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,866,872
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39	3,000,000	3,229,620
Housing, Series A, Pre-Refunded, 7.125%, 10/01/42	1,750,000	1,999,235
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,347,732
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A, AGMC Insured, 4.00%, 10/01/37	6,000,000	6,120,360
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,612,800
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	2,335,950
senior lien, Series A, 5.75%, 6/01/44.	5,000,000	5,440,000

franklintempleton.com	Semiannual Report	31

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	$4,280,000	$4,657,111
Riverside USD Special Tax,
CFD No. 32, 4.00%, 9/01/43	1,600,000	1,553,376
CFD No. 32, 4.00%, 9/01/48	1,850,000	1,781,310
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,303,240
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded, 6.75%, 9/01/29	2,630,000	2,727,967
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,582,005
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,033,214
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,201,120
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,201,021
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,359,407
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	1,265,000	1,341,178
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	6,794,450
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	1,550,000	1,625,904
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	4,050,000	4,344,799
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	539,490
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,170,378
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	1,989,636
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,737,252
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,206,106
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,073,800
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,333,800
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,684,800
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	6,272,550
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	4,115,315
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,186,160
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	1,923,537
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	313,368
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	733,821
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	1,955,442
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	4,163,709
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,076,481
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,189,166
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,060,340
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,057,310
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,165,900
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,452,850
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,780,000	1,890,645
CFD No. 2006-1, 5.00%, 9/01/46	2,475,000	2,621,347

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	$2,315,000	$2,469,387
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,206,490
San Diego Tobacco Settlement Revenue, Funding Corp., Subordinate, Refunding, Series C, 4.00%, 6/01/32	980,000	976,923
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	11,596,300
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	20,183,428
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	4,545,422
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	8,501,760
San Francisco City and County Airport Commission International Airport Revenue, Refunding, Second Series, Series D, 5.00%, 5/01/48	10,000,000	11,050,300
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,554,000
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,729,950
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/23	2,000,000	1,620,380
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/26	3,000,000	2,090,910
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/31	6,000,000	3,207,180
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/43	16,500,000	4,641,780
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,104,970
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,109,340
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,339,179
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,664,010
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41	2,500,000	2,755,850
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	7,500,000	7,997,250
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	14,999,620
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	15,162,261
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	29,232,457
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	37,331,000
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	79,785,750
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36	2,250,000	2,492,617
Refunding, Series A, 5.00%, 3/01/37	2,500,000	2,761,625
Refunding, Series A, BAM Insured, 4.00%, 3/01/42	5,000,000	5,010,800
Refunding, Series B, 5.00%, 3/01/42	2,550,000	2,837,436
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,649,805
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,669,250
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,497,100
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,529,383
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	8,714,400
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 6.625%, 9/01/29	2,650,000	2,746,301

franklintempleton.com	Semiannual Report	33

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	$3,000,000	$3,209,130
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	10,690,400
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	5,105,000	5,669,562
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	1,996,812
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,128,339
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,500,904
CFD No. 2006-1C, 6.00%, 9/01/43	3,450,000	3,784,098
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,504,925
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,327,038
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,323,013
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation Improvements, 7.30%, 9/02/24	1,175,000	1,179,641
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	3,652,098
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,405,305
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	9,904,500
Sulphur Springs USD Special Tax Revenue,
CFD No. 2006-1, 5.00%, 9/01/43	1,410,000	1,508,771
CFD No. 2006-1, 5.00%, 9/01/47	1,820,000	1,941,958
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,213,784
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,700,952
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,323,314
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49	17,505,000	4,208,552
Temecula RDA Tax Allocation Revenue, Housing, Redevelopment Project No. 1, Series A, Pre- Refunded, 7.00%, 8/01/39	2,100,000	2,376,276
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,022,100
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	803,536
Sacramento County Tobacco Securitization Corp., Asset Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,255,538
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,539,100
Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	3,761,000
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,818,590
Tracy CFD No. 2016-1 Special Tax,
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/33	1,610,000	1,767,265
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/38	2,385,000	2,591,946
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/43	3,250,000	3,516,435
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48	3,690,000	3,983,872
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	2,985,000	2,954,702
CFD No. 04-1, 5.75%, 9/01/29	2,955,000	2,955,975
CFD No. 04-1, 5.25%, 9/01/30	5,025,000	4,862,089
CFD No. 04-1, 5.80%, 9/01/35	4,505,000	4,419,495
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%, 8/01/40	3,540,000	3,794,915

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	$10,000,000	$10,543,500
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,216,500
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,104,500
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,480,518
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	803,963
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,068,880
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,067,930
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,216,600
Union City CRDA Successor Agency Tax Allocation Revenue, Community Redevelopment Project,
Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,534,083
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,614,450
Val Verde USD Special Tax CFD No. 2014-1 Revenue, Legacy Properties, 4.00%, 9/01/48	1,000,000	966,160
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,416,896
Refunding, 5.00%, 9/01/37	2,000,000	2,117,320
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,060,000	3,068,507
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	7,994,550
Victor Elementary School District CFD No. 2005-1 Special Tax, 5.00%, 9/01/46	1,385,000	1,526,575
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,035,630
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	3,123,623
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	1,987,660
Refunding, Series B, 4.00%, 7/01/36	1,900,000	1,904,332
Series A, 5.50%, 7/01/38	2,890,000	3,005,542
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,140,780
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,698,200
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,081,040
6.00%, 3/01/41	1,500,000	1,619,850
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.50%, 9/01/32	2,750,000	3,088,635
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,054,920
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,906,740

		2,285,921,641

U.S. Territories 3.5%
Guam 1.3%
Government of Guam GO, Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,236,750
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.00%, 1/01/46	13,000,000	13,507,260
Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,224,280
Refunding, 5.00%, 7/01/36	1,755,000	1,861,915
Refunding, 5.00%, 7/01/37	1,500,000	1,586,055

franklintempleton.com	Semiannual Report	35

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority Revenue, Refunding, Series A, 5.00%, 10/01/40	$4,750,000	$5,015,810

		31,432,070

Northern Mariana Islands 0.3%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	5,780,000	5,751,100

Puerto Rico 1.9%
[e] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,325,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,795,000
Series A, 7.00%, 7/01/33	25,000,000	16,250,000
Series A, 6.75%, 7/01/36	11,735,000	7,627,750
Series A, 7.00%, 7/01/43	5,000,000	3,250,000
Series A-4, zero cpn., 7/01/19	1,601,766	1,061,170
Series B, zero cpn., 7/01/19	1,601,765	1,061,169
Series E-1, zero cpn., 1/01/21	1,768,493	1,171,627
Series E-2, zero cpn., 7/01/21	1,768,493	1,171,627
Series E-3, zero cpn., 1/01/22	600,000	397,500
Series E-4, zero cpn., 7/01/22	600,000	397,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	4,500,000	4,393,125

		46,901,468

Total U.S. Territories		84,084,638

Total Municipal Bonds (Cost $2,230,617,392)		2,370,006,279

Total Investments before Short Term Investments (Cost $2,230,617,392)		2,370,006,279

Short Term Investments 2.4%

Municipal Bonds 2.4%
California 2.4%
[f] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.44%, 7/01/35	4,900,000	4,900,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.45%, 7/01/34	5,200,000	5,200,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.45%, 7/01/35	8,000,000	8,000,000
[f] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.45%, 7/01/35	27,100,000	27,100,000
[f] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.48%, 5/15/48	14,000,000	14,000,000

Total Short Term Investments (Cost $59,200,000)		59,200,000

Total Investments (Cost $2,289,817,392) 99.4%		2,429,206,279
Other Assets, less Liabilities 0.6%		15,003,259

Net Assets 100.0%		$2,444,209,538

36	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

See Abbreviations on page 59.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

cSee Note 9 regarding restricted securities.

dSecurity purchased on a when-issued basis. See Note 1(b).

eSee Note 7 regarding defaulted securities.

fVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights

Franklin Tennessee Municipal Bond Fund

Period Ended November 30, 2018 (unaudited)[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.74

Income from investment operations[b]:

Net investment income[c]	0.07

Net realized and unrealized gains (losses)	(0.09)

Total from investment operations	(0.02)

Less distributions from net investment income.	(0.07)

Net asset value, end of period	$10.65

Total return[d]	(0.16)%

Ratios to average net assets[e]

Expenses[f]	0.92%

Net investment income	2.93%

Supplemental data

Net assets, end of period (000’s)	$781

Portfolio turnover rate.	3.32%

aFor the period September 10, 2018 (effective date) to November 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.79	$11.11	$11.44	$11.38	$11.47	$11.88

Income from investment operations[a]:

Net investment income[b]	0.17	0.34	0.37	0.40	0.41	0.43

Net realized and unrealized gains (losses)	(0.16)	(0.32)	(0.32)	0.06	(0.08)	(0.42)

Total from investment operations	0.01	0.02	0.05	0.46	0.33	0.01

Less distributions from net investment income.	(0.16)	(0.34)	(0.38)	(0.40)	(0.42)	(0.42)

Net asset value, end of period	$10.64	$10.79	$11.11	$11.44	$11.38	$11.47

Total return[c]	0.13%	0.23%	0.40%	4.12%	2.86%	0.20%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.77%	0.77%	0.72%	0.72%	0.72%	0.72%

Expenses net of waiver and payments by affiliates	0.77% [e]	0.77%	0.72%	0.72%	0.71%	0.70%

Net investment income	3.08%	3.08%	3.27%	3.55%	3.60%	3.82%

Supplemental data

Net assets, end of period (000’s)	$202,067	$226,189	$267,442	$307,294	$293,580	$273,142

Portfolio turnover rate	3.32%	9.19%	18.95%	4.50%	11.64%	7.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.79	$11.06

Income from investment operations[b]:

Net investment income[c]	0.17	0.29

Net realized and unrealized gains (losses)	(0.15)	(0.26)

Total from investment operations	0.02	0.03

Less distributions from net investment income.	(0.17)	(0.30)

Net asset value, end of period	$10.64	$10.79

Total return[d]	0.19%	0.25%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.64%	0.66%

Expenses net of waiver and payments by affiliates	0.63% [f]	0.64%

Net investment income	3.22%	3.21%

Supplemental data

Net assets, end of period (000’s)	$3,113	$3,547

Portfolio turnover rate.	3.32%	9.19%

aFor the period August 1, 2017 (effective date) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.79	$11.12	$11.50

Income from investment operations[b]:

Net investment income[c]	0.17	0.35	0.27

Net realized and unrealized gains (losses)	(0.14)	(0.32)	(0.38)

Total from investment operations	0.03	0.03	(0.11)

Less distributions from net investment income	(0.17)	(0.36)	(0.27)

Net asset value, end of period	$10.65	$10.79	$11.12

Total return[d]	0.27%	0.24%	(0.91)%

Ratios to average net assets[e]

Expenses.	0.67% [f]	0.67%	0.62%

Net investment income	3.18%	3.18%	3.37%

Supplemental data

Net assets, end of period (000’s)	$23,390	$23,573	$23,916

Portfolio turnover rate	3.32%	9.19%	18.95%

aFor the period September 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Tennessee Municipal Bond Fund

	Principal Amount	Value

Municipal Bonds 98.7%
Tennessee 95.9%
Chattanooga Electric System Revenue, The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	$2,750,000	$3,072,657
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	501,770
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding, 5.00%, 10/01/35.	1,000,000	1,061,610
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	2,475,000	2,534,969
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	794,104
Clarksville Electric System Revenue,
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,104,960
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,352,149
Clarksville Water Sewer and Gas Revenue,
Pre-Refunded, 5.00%, 2/01/38	3,000,000	3,338,280
Refunding, 4.00%, 2/01/37	1,325,000	1,373,323
Refunding, 4.00%, 2/01/38	1,000,000	1,037,260
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,221,160
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,677,810
Germantown GO,
4.00%, 8/01/43	2,330,000	2,381,283
4.00%, 8/01/45	2,525,000	2,574,944
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	4,851,000
Utilities, Refunding, 5.00%, 9/01/42	3,000,000	3,324,990
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	4,000,000	4,296,120
Jackson-Madison County General Hospital, Refunding, Series A, 5.00%, 4/01/41	2,370,000	2,563,605
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	75,000	75,299
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,012,071
Knox County First Utility District Water and Sewer Revenue, Pre-Refunded, 5.00%, 12/01/32	1,000,000	1,110,480
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	5,000,000	5,400,900
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,401,853
University Health System Inc., Refunding, 5.00%, 9/01/47	5,000,000	5,275,450
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,599,840
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,040,400
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,051,250
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,390,000	2,491,766
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,025,030
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,371,448
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,127,741
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,840,214
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,122,920
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,025,850
Memphis GO, General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,387,028

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	$2,500,000	$2,628,400
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,182,220
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,181,850
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,657,904
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,136,400
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,716,685
Series A, 5.00%, 5/15/39	4,000,000	4,405,560
Series A, 5.00%, 5/15/42	3,000,000	3,380,310
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	2,670,000	2,750,020
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	854,178
Vanderbilt University, Series B, Pre-Refunded, 5.00%, 10/01/39	3,000,000	3,077,700
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,379,400
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,279,390
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,263,514
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,855,000	7,702,689
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,378,000
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,329,088
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C, 5.00%, 11/15/40	10,000,000	10,227,200
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,075,089
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,905,989
Educational Facilities, Rhodes College, Pre-Refunded, 5.50%, 8/01/40	5,000,000	5,423,600
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36	4,000,000	4,479,920
Rhodes College, Refunding, 4.00%, 8/01/40	3,000,000	3,072,060
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	315,000	324,422
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,073,644
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	704,290
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,340,370
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	1,695,000	1,706,390
Issue 2, 3.85%, 7/01/42	2,000,000	1,960,420
Issue 3, 3.65%, 7/01/47	995,000	929,559
Issue 4, Refunding, 4.00%, 7/01/43	2,000,000	2,021,220
Tennessee HDA Revenue, Homeownership Program, Series 2C, 3.80%, 7/01/43	1,210,000	1,234,696
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,123,600
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,538,950
Higher Educational Facilities Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,038,820
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%, 6/01/41	1,000,000	1,096,850

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	$3,000,000	$3,207,090
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,736,704
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,076,000

		220,021,725

U.S. Territories 2.8%
Guam 1.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,322,046

Puerto Rico 1.4%
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,162,500

Total U.S. Territories		6,484,546

Total Municipal Bonds before Short Term Investments (Cost $224,579,981)		226,506,271

Short Term Investments (Cost $1,100,000) 0.5%

Municipal Bonds 0.5%
Tennessee 0.5%
[b] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.71%, 6/01/42	1,100,000	1,100,000

Total Investments (Cost $225,679,981) 99.2%		227,606,271
Other Assets, less Liabilities 0.8%		1,744,917

Net Assets 100.0%		$229,351,188

See Abbreviations on page 59.

aSee Note 7 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Statements

Statements of Assets and Liabilities

November 30, 2018 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,289,817,392	$225,679,981

Value - Unaffiliated issuers	$2,429,206,279	$227,606,271
Cash	18,668	69,252
Receivables:
Capital shares sold	3,753,345	23,789
Interest	28,676,755	2,716,885
Other assets	179,262	54

Total assets	2,461,834,309	230,416,251

Liabilities:
Payables:
Investment securities purchased	5,314,050	—
Capital shares redeemed	9,200,836	852,007
Management fees	928,774	105,626
Distribution fees	265,324	16,864
Transfer agent fees	354,063	32,345
Distributions to shareholders	1,497,790	42,049
Accrued expenses and other liabilities.	63,934	16,172

Total liabilities	17,624,771	1,065,063

Net assets, at value	$2,444,209,538	$229,351,188

Net assets consist of:
Paid-in capital	$2,395,132,702	$242,477,548
Total distributable earnings (loss)	49,076,836	(13,126,360)

Net assets, at value	$2,444,209,538	$229,351,188

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

November 30, 2018 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Class A:
Net assets, at value	$85,521,334	$ 780,947

Shares outstanding.	8,128,048	73,320

Net asset value per share[a]	$10.52	$10.65

Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.99	$11.12

Class A1:
Net assets, at value	$1,349,924,137	$202,066,943

Shares outstanding.	128,503,120	18,985,439

Net asset value per share[a]	$10.50	$10.64

Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.97	$11.11

Class C:
Net assets, at value	$252,468,783

Shares outstanding.	23,850,462

Net asset value and maximum offering price per share[a]	$10.59

Class R6:
Net assets, at value	$18,383,994	$ 3,113,470

Shares outstanding.	1,744,268	292,497

Net asset value and maximum offering price per share	$10.54	$10.64

Advisor Class:
Net assets, at value	$737,911,290	$ 23,389,828

Shares outstanding.	70,071,746	2,196,174

Net asset value and maximum offering price per share	$10.53	$10.65

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2018 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Investment income:
Interest:
Unaffiliated issuers	$ 54,919,967	$ 4,730,557

Expenses:
Management fees (Note 3a)	5,722,964	675,613
Distribution fees: (Note 3c)
Class A	29,011	240
Class A1	691,243	108,498
Class C	1,002,950	—
Transfer agent fees: (Note 3e)
Class A	7,504	63
Class A1	448,709	71,025
Class C	100,146	—
Class R6	3,356	738
Advisor Class	246,148	8,001
Custodian fees (Note 4)	10,484	1,055
Reports to shareholders	32,171	6,418
Registration and filing fees	37,023	6,082
Professional fees	116,846	28,152
Trustees’ fees and expenses	29,083	3,239
Other	442,288	22,330

Total expenses	8,919,926	931,454
Expense reductions (Note 4)	(7,972)	(1,212)
Expenses waived/paid by affiliates (Note 3f)	(1,083)	(208)

Net expenses	8,910,871	930,034

Net investment income	46,009,096	3,800,523

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	5,134,833	62,158

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(51,380,723)	(3,365,127)

Net realized and unrealized gain (loss)	(46,245,890)	(3,302,969)

Net increase (decrease) in net assets resulting from operations	$ (236,794)	$ 497,554

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$46,009,096	$89,058,606	$3,800,523	$ 8,454,430
Net realized gain (loss)	5,134,833	(18,909,793)	62,158	(7,805,055)
Net change in unrealized appreciation (depreciation)	(51,380,723)	(23,391,645)	(3,365,127)	(238,733)

Net increase (decrease) in net assets resulting from operations	(236,794)	46,757,168	497,554	410,642

Distributions to shareholders: (Note 1d)
Class A	(422,902)	—	(2,818)	—
Class A1	(26,029,856)	(50,788,123)	(3,322,232)	(7,869,559)
Class C	(4,906,997)	(10,640,983)	—	—
Class R6	(293,579)	(231,068)	(56,494)	(67,251)
Advisor Class.	(14,581,878)	(27,969,229)	(385,668)	(738,299)

Total distributions to shareholders	(46,235,212)	(89,629,403)	(3,767,212)	(8,675,109)

Capital share transactions: (Note 2)
Class A	85,584,888	—	780,080	—
Class A1	(2,348,779)	24,581,413	(21,229,740)	(33,708,991)
Class C	(68,512,682)	(25,356,244)	—	—
Class R6	5,644,343	13,057,844	(382,544)	3,596,199
Advisor Class	3,763,874	40,427,510	143,986	328,619

Total capital share transactions	24,131,644	52,710,523	(20,688,218)	(29,784,173)

Net increase (decrease) in net assets	(22,340,362)	9,838,288	(23,957,876)	(38,048,640)
Net assets:
Beginning of period	2,466,549,900	2,456,711,612	253,309,064	291,357,704

End of period (Note 1d)	$2,444,209,538	$2,466,549,900	$229,351,188	$253,309,064

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective September 10, 2018, Class A shares were renamed Class A1, and these Funds began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

Class A, Class A1, Class R6 & Advisor Class

Franklin Tennessee Municipal Bond Fund

Class A, Class A1, Class C, Class R6 & Advisor Class

Franklin California High Yield Municipal Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended May 31, 2018, distributions to shareholders were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Distributions from net investment income:
Class A1	$(50,788,123)	$(7,869,559)
Class C	(10,640,983)	—
Class R6	(231,068)	(67,251)
Advisor Class	(27,969,229)	(738,299)

For the year ended May 31, 2018, undistributed net investment income included in net assets were as follows:

Fund	Undistributed net investment income
Franklin California High Yield Municipal Fund	$5,459,356
Franklin Tennessee Municipal Bond Fund	$ 384,309

2.  Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended November 30, 2018[a]
Shares sold[b]	10,692,704	$112,507,326	79,014	$840,497
Shares issued in reinvestment of distributions	38,816	408,025	262	2,785
Shares redeemed	(2,603,472)	(27,330,463)	(5,956)	(63,202)

Net increase (decrease)	8,128,048	$85,584,888	73,320	$780,080

Class A1 Shares:
Six Months ended November 30, 2018
Shares sold	11,551,592	$123,217,873	299,996	$3,222,224
Shares issued in reinvestment of distributions	2,081,860	22,121,664	288,113	3,085,639
Shares redeemed	(13,905,909)	(147,688,316)	(2,574,846)	(27,537,603)

Net increase (decrease)	(272,457)	$(2,348,779)	(1,986,737)	$(21,229,740)

Year ended May 31, 2018
Shares sold	26,030,871	$280,746,944	1,389,282	$15,203,932
Shares issued in reinvestment of distributions	4,002,097	43,080,415	658,740	7,190,107
Shares redeemed	(27,788,407)	(299,245,946)	(5,140,500)	(56,103,030)

Net increase (decrease)	2,244,561	$24,581,413	(3,092,478)	$(33,708,991)

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended November 30, 2018
Shares sold	1,683,769	$18,041,637
Shares issued in reinvestment of distributions	389,906	4,176,815
Shares redeemed[b]	(8,552,495)	(90,731,134)

Net increase (decrease)	(6,478,820)	$(68,512,682)

Year ended May 31, 2018
Shares sold	3,430,130	$37,350,507
Shares issued in reinvestment of distributions	830,255	9,004,952
Shares redeemed	(6,608,373)	(71,711,703)

Net increase (decrease)	(2,347,988)	$(25,356,244)

Class R6 Shares:
Six Months ended November 30, 2018
Shares sold	637,226	$6,752,127	24,115	$259,135
Shares issued in reinvestment of distributions	26,474	282,149	5,274	56,494
Shares redeemed	(130,691)	(1,389,933)	(65,697)	(698,173)

Net increase (decrease)	533,009	$5,644,343	(36,308)	$(382,544)

Year ended May 31, 2018[c]
Shares sold	1,314,547	$14,172,999	391,528	$4,279,442
Shares issued in reinvestment of distributions	21,519	230,975	6,203	67,184
Shares redeemed	(124,807)	(1,346,130)	(68,926)	(750,427)

Net increase (decrease)	1,211,259	$13,057,844	328,805	$3,596,199

Advisor Class Shares:
Six Months ended November 30, 2018
Shares sold	9,587,791	$102,106,623	445,150	$4,782,516
Shares issued in reinvestment of distributions	984,173	10,482,607	32,488	348,074
Shares redeemed	(10,262,106)	(108,825,356)	(465,894)	(4,986,604)

Net increase (decrease)	309,858	$3,763,874	11,744	$143,986

Year ended May 31, 2018
Shares sold	19,221,729	$207,851,211	992,775	$10,844,278
Shares issued in reinvestment of distributions	1,843,679	19,892,413	66,806	729,550
Shares redeemed	(17,376,783)	(187,316,114)	(1,025,984)	(11,245,209)

Net increase (decrease)	3,688,625	$40,427,510	33,597	$328,619

aFor the period September 10, 2018 (effective date) to November 30, 2018.

bMay include a portion of Class C shares that were automatically converted to Class A.

cFor the period August 1, 2017 (effective date) to May 31, 2018.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets

0.625%	Up to and including $100 million

0.500%	Over $100 million, up to and including $250 million

0.450%	Over $250 million, up to and including $7.5 billion

0.440%	Over $7.5 billion, up to and including $10 billion

0.430%	Over $10 billion, up to and including $12.5 billion

0.420%	Over $12.5 billion, up to and including $15 billion

0.400%	Over $15 billion, up to and including $17.5 billion

0.380%	Over $17.5 billion, up to and including $20 billion

0.360%	In excess of $20 billion

For the period ended November 30, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
0.460%	0.551%

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c.  Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Reimbursement Plans:
Class A	0.25%	0.25%
Class A1	0.15%	0.15%
Compensation Plans:
Class C	0.65%	—

Distributors has agreed to limit the current rate to 0.10% per year for Class A1.

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$62,436	$3,635
CDSC retained	$20,004	$ 18

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A and A1 shares. Further details are disclosed in the Funds’ Prospectus.

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Transfer agent fees	$341,029	$33,545

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2019.

g.  Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended November 30, 2018, were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Purchases	$84,060,000	$7,600,000
Sales	$23,500,000	$1,300,000

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Statements of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2018, the capital loss carryforwards were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Capital loss carryforwards subject to expiration:
2019	$ 21,604,912	$ —
Capital loss carryforwards not subject to expiration:
Short Term	45,111,327	4,739,414
Long Term	33,420,716	10,365,237

Total capital loss carryforwards	$100,136,955	$15,104,651

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5.  Income Taxes (continued)

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Cost of investments	$2,290,184,979	$226,110,444

Unrealized appreciation	$ 173,277,995	$ 4,962,778
Unrealized depreciation	(34,256,695)	(3,466,951)
Net unrealized appreciation (depreciation)	$ 139,021,300	$ 1,495,827

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, payments-in-kind, bond discounts and premiums and bond workout expenditures.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2018, were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Purchases	$333,833,421	$ 7,987,587
Sales	$287,290,753	$25,985,237

7.  Credit Risk and Defaulted Securities

At November 30, 2018, Franklin California High Yield Municipal Fund had 26.4% of its portfolio invested in high yield securities, rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2018, the aggregate value of these securities for Franklin California High Yield Municipal Fund and Franklin Tennessee Municipal Bond Fund was $42,508,342 and $3,162,500, representing 1.7% and 1.4%, respectively, of each Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments.

8.  Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9.  Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Units	Issuer	Acquisition Date	Cost	Value
Franklin California High Yield Municipal Fund
7,830,849	1155 Island Avenue LLC, LP (Value is 0.0% of Net Assets)	12/04/14	$ —	$ —

10.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2018, the Funds did not use the Global Credit Facility.

11.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11.  Fair Value Measurements (continued)

A summary of inputs used as of November 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$—	$—	$—	[b]	$—
Municipal Bonds	—	2,370,006,279	—		2,370,006,279
Short Term Investments	—	59,200,000	—		59,200,000

Total Investments in Securities	$—	$2,429,206,279	$—		$2,429,206,279
Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$226,506,271	$—		$226,506,271
Short Term Investments	—	1,100,000	—		1,100,000

Total Investments in Securities	$—	$227,606,271	$—		$227,606,271

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes securities determined to have no value at November 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

12.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

13.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
CSD	Central School District
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation

HDA	Housing Development Authority/Agency
IDB	Industrial Development Bond/Board
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
PUD	Public Utility District
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

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FRANKLIN MUNICIPAL SECURITIES TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin Municipal Securities Trust
Investment Manager Franklin Advisers, Inc.

Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com

Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	MUN S 01/19

Item 2.   Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.   Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.   Principal Accountant Fees and Services.                                N/A

Item 5.   Audit Committee of Listed Registrants.                                                  N/A

Item 6.   Schedule of Investments.                                                         N/A

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                                                                              N/A

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.                                                                                              N/A

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                                                                                              N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.   Controls and Procedures.

(a)     Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)     Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Company.        N/A

Item 13.   Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 24, 2019

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	January 24, 2019